Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 276	$ 240	$ 211
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	194	76	(286)
Reclassification adjustment for realized (gains) losses included in net earnings	2	6	8
Total net unrealized gains (losses) on securities	196	82	(278)
Net unrealized gains (losses) on cash flow hedges	(4)	(8)	1
Other comprehensive income (loss), net of tax	192	74	(277)
Total comprehensive income (loss), net of tax	468	314	(66)
Less: Comprehensive income attributable to noncontrolling interests	6	4	6
Comprehensive income (loss) attributable to shareholder	$ 462	$ 310	$ (72)